CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (193,062)	¥ (9,445)	¥ (418,465)
Adjustments for
Amortization of land use rights	0		108
Operating lease charge	13,082	12,187
Depreciation of property, plant and equipment	12	12	11,500
Amortization of prepaid expenses	0	2,677
Write down of inventories (reversal of inventory provision)	(2,301)	(56,766)	55,973
Bad debt provision of trade receivables	150,268	68,661	316,438
Loss from assets devaluation	0		85,021
Share based compensation	1,135	627	619
Interest expense on lease liability	2,746	315
Operating cash flows before working capital changes	(28,120)	18,268	51,194
Decrease in inventories	115,395	18,817	8,347
Increase in trade receivables	(74,714)	(21,570)	(23,309)
Decrease (Increase) in other receivables and prepayments	1,191	(40)	(2,521)
Decrease in trade payables	(15,826)	(1,753)	(36,755)
Decrease in unearned revenue	(619)	619
Increase (decrease) in taxes payable	2,922	(5,502)	635
Decrease in accrued liabilities, other payables, and amounts owed to related parties	(497)	(2,552)	(3,825)
Cash generated from (used in) operations	(268)	6,287	(6,234)
Interest paid	0
Income tax paid	(45)
Net cash generated from (used in) operating activities	(313)	6,287	(6,234)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(46)
Decrease (increase) in restricted cash	2,785	(1,066)	(1,719)
Net cash generated from (used in) investing activities	2,739	(1,066)	(1,719)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of lease liabilities	(14,841)	(13,902)
Insurance of share capital for equity financing	16,045	5,033	15,262
Warrants exercised	0	2,948
Advance from related parties	131	14	186
Net cash generated from (used in) financing activities	1,335	(5,907)	15,448
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	3,761	(686)	7,495
CASH & EQUIVALENTS, BEGINNING OF YEAR	8,212	9,016	2,328
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	371	(118)	(807)
CASH & EQUIVALENTS, END OF YEAR	¥ 12,344	¥ 8,212	¥ 9,016